ORGANIZATION AND OPERATIONS AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Sep. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023
Subsidiary, Sale of Stock [Line Items]
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Working capital	$ 12,513,828		$ 12,513,828	$ 2,109,676	$ 12,513,828		$ 6,933,647
Accumulated deficit	(14,942,045)		(14,942,045)	(1,031,824)	(14,942,045)		(7,282,225)
Net loss	$ (4,668,247)	$ (2,699,650)		(1,031,824)	(7,659,820)	$ (4,904,229)	(6,250,401)
Cash flows from operations				(621,501)	(5,953,795)	(2,691,775)	(3,867,573)
Proceeds			18,000,000.0	$ 2,751,500	$ 14,253,937	$ 8,765,369	$ 8,765,369
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds			$ 2,700,000